DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional Value	$ 775,328	$ 578,959
Pay fixed interest rate swaps with counterparty
Derivative [Line Items]
Notional Value	17,456
Average Maturity (years)	P4.3Y
Fair Value	(2,263)
Weighted-Average Rate Receive	2.22%
Weighted-Average Rate Pay	6.73%
Matched interest rate swaps | Receive fixed
Derivative [Line Items]
Notional Value	378,936
Average Maturity (years)	P4.5Y
Fair Value	24,566
Weighted-Average Rate Receive	5.64%
Weighted-Average Rate Pay	3.05%
Matched interest rate swaps | Pay fixed
Derivative [Line Items]
Notional Value	378,936
Average Maturity (years)	P4.5Y
Fair Value	(25,860)
Weighted-Average Rate Receive	3.05%
Weighted-Average Rate Pay	5.64%
Asset conversion swaps
Derivative [Line Items]
Notional Value	775,328
Average Maturity (years)	P4.5Y
Fair Value	$ (3,557)
Weighted-Average Rate Receive	4.30%
Weighted-Average Rate Pay	4.40%